Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Summary of Major Components of Consolidated Net Deferred Income Tax Assets and Liabilities

The major components of consolidated net deferred income tax assets and liabilities recognized in our consolidated statements of financial position as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Net deferred income tax assets	18,172	17,636
Net deferred income tax liabilities	165	204

Summary of Components of Net Deferred Income Tax Assets and Liabilities

The components of our consolidated net deferred income tax assets and liabilities as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Net deferred income tax assets:
Unearned revenues	5,192	6,305
Accumulated provision for expected credit losses	3,667	2,814
Lease liability over ROU assets under IFRS 16	3,448	3,733
Fixed asset impairment/depreciation due to shortened life of property and equipment	2,875	115
Unamortized past service pension costs	2,629	3,229
Unrealized foreign exchange gains	1,157	1,509
Accumulated write-down of inventories to net realizable values	393	544
Pension and other employee benefits	2,224	1,304
Derivative financial instruments	215	248
NOLCO	199	165
Excess MCIT over RCIT	—	103
Taxes and duties capitalized	(147)	(129)
Customer list and trademark	(272)	(197)
Capitalized charges and others	(3,408)	(2,107)
Total deferred income tax assets – net	18,172	17,636
Net deferred income tax liabilities:
Investment property	240	240
Unrealized foreign exchange gains	21	10
Others	(96)	(46)
Total deferred income tax liabilities	165	204

Summary of Changes in Consolidated Net Deferred Income Tax Assets (Liabilities)

Changes in our consolidated net deferred income tax assets (liabilities) as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Net deferred income tax assets – balances at beginning of the year	17,636	13,385
Net deferred income tax liabilities – balances at beginning of the year	(204)	(169)
Net balances at beginning of the year	17,432	13,216
Movement charged directly to other comprehensive income (loss)	2,226	(148)
Benefit from (provision for) deferred income tax	(1,648)	4,175
Others	(3)	189
Net balances at end of the year	18,007	17,432
Net deferred income tax assets – balances at end of the year	18,172	17,636
Net deferred income tax liabilities – balances at end of the year	(165)	(204)

Summary of Analysis of Net Deferred Income Tax Assets

The analysis of our consolidated net deferred income tax assets as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Deferred income tax assets:
Deferred income tax assets to be recovered after 12 months	15,423	15,336
Deferred income tax assets to be recovered within 12 months	2,749	2,300
Net deferred income tax assets	18,172	17,636

Summary of Analysis of Net Deferred Income Tax Liabilities

The analysis of our consolidated net deferred income tax liabilities as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Deferred income tax liabilities:
Deferred income tax liabilities to be settled after 12 months	165	221
Deferred income tax liabilities to be settled within 12 months	—	(17)
Net deferred income tax liabilities	165	204

Summary of Provision for (Benefit from) Income Tax

Provision for (benefit from) income tax for the years ended December 31, 2023, 2022 and 2021 consist of:

	2023	2022	2021
		(in million pesos)
Current	7,964	6,949	5,130
Deferred (Note 3)	1,648	(4,175)	2,348
	9,612	2,774	7,478

Summary of Reconciliation Between the Provision for Income Tax at the Applicable Statutory Tax Rate and the Actual Provision for Corporate Income Tax

The reconciliation between the provision for income tax at the applicable statutory tax rate and the actual provision for corporate income tax for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
		(in million pesos)
Provision for income tax at the applicable statutory tax rate
Continuing operations	9,119	3,377	8,538
Discontinued operations (Note 2)	(10)	—	—
	9,109	3,377	8,538
Tax effects of:
Equity share in net loss (income) of associates and joint ventures	701	427	(284)
Nondeductible expenses	326	145	558
NOLCO/MCIT expiration	25	3	248
Loss (income) not subject to income tax	(97)	16	(50)
Special deductible items and income subject to lower tax rate	(163)	(141)	(204)
Income subject to final tax	(251)	(185)	(186)
Difference between Optional Standard Deduction (OSD) and itemized deductions	(376)	(765)	(610)
Tax adjustment due to CREATE	—	—	94
Net movement in unrecognized deferred income tax assets and other adjustments	338	(103)	(626)
	9,612	2,774	7,478

Actual provision for income tax:
Continuing operations	9,612	2,774	7,478
Discontinued operations (Note 2)	—	(77)	(19)
	9,612	2,697	7,459

Summary of Amount of Unrecognized Deferred Income Tax Assets

The breakdown of our consolidated deductible temporary differences, carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO (excluding those not recognized due to the adoption of the OSD method) for which no deferred income tax assets were recognized and the equivalent amount of unrecognized deferred income tax assets as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
NOLCO	1,541	592
Accumulated provision for expected credit losses	1,294	1,042
Fixed asset impairment	192	1,271
Provisions	72	(114)
Customer list and trademark	49	—
Derivative financial instruments	44	—
Accumulated write-down of inventories to net realizable values	22	13
Unrealized foreign exchange losses	37	(25)
Unearned revenues	9	16
Excess MCIT over RCIT	2	15
Lease liability over ROU assets under IFRS 16	1	38
Pension and other employee benefits	(3)	101
	3,260	2,949
Unrecognized deferred income tax assets	817	748

Summary of Breakdown of Consolidated Excess MCIT and NOLCO

The breakdown of our consolidated excess MCIT and NOLCO as at December 31, 2023 are as follows:

Date Incurred	Expiry Date	MCIT	NOLCO
		(in million pesos)
December 31, 2021	December 31, 2024	1	—
December 31, 2021	December 31, 2026	—	76
December 31, 2022	December 31, 2025	—	973
December 30, 2023	December 31, 2026	1	1,263
		2	2,312
NOLCO incurred by foreign affiliates which can be carried over indefinitely		—	26
		2	2,338
Consolidated tax benefits		2	584
Consolidated unrecognized deferred income tax assets		(2)	(385)
Consolidated recognized deferred income tax assets		—	199